Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2021
AllianzIM U.S. Equity Buffer10 Jan ETF
Prospectus [Line Items]
Annual Return [Percent]	14.30%	16.08%	22.61%	(10.13%)	12.76%
AllianzIM Equity Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Annual Return [Percent]	10.05%	11.09%	14.69%	(0.65%)	6.20%
AllianzIM U.S. Equity Buffer10 Feb ETF
Prospectus [Line Items]
Annual Return [Percent]	12.66%	17.52%
AllianzIM U.S. Equity Buffer20 Feb ETF
Prospectus [Line Items]
Annual Return [Percent]	9.42%	11.41%
AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Annual Return [Percent]	14.65%	15.83%
AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Annual Return [Percent]	10.35%	11.37%
AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Annual Return [Percent]	7.68%	15.41%	21.99%	(6.26%)	11.98%
AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Annual Return [Percent]	6.04%	11.18%	12.44%	(2.66%)	5.58%
AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Annual Return [Percent]	11.01%	18.68%
AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Annual Return [Percent]	9.62%	12.65%
AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Annual Return [Percent]	12.34%	16.18%
AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Annual Return [Percent]	11.02%	11.28%
AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	13.56%	17.75%	20.98%	(5.55%)	9.95%
AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	11.39%	12.34%	16.02%	(0.90%)	4.82%
AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	14.59%	19.89%
AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	11.03%	13.31%
AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	14.70%	16.75%
AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	10.38%	11.09%
AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	13.71%	11.95%	21.14%	(7.23%)	13.60%
AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	9.63%	8.54%	18.03%	0.46%	6.63%
AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	12.52%	12.20%	16.62%
AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	9.13%	9.04%	12.72%
AllianzIM U.S. Equity Buffer10 Dec ETF
Prospectus [Line Items]
Annual Return [Percent]	14.73%	12.10%	19.42%
AllianzIM U.S. Equity Buffer20 Dec ETF
Prospectus [Line Items]
Annual Return [Percent]	11.56%	8.61%	16.37%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	12.52%	14.73%	17.97%	(10.03%)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	12.96%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	13.26%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	6.94%	12.48%	17.42%	(5.74%)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	7.03%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Annual Return [Percent]	8.75%